Cost of Sales - Disclosure of production costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Analysis of income and expense [abstract]
Labour costs, including contractors	R 13,004	R 12,715	R 9,750
Consumables	5,441	5,532	3,418
Water and electricity	3,664	3,398	2,551
Insurance	154	126	86
Transportation	377	354	121
Change in inventory	(70)	(166)	(211)
Capitalisation of mine development costs	(1,485)	(1,880)	(1,552)
Stripping activities	(675)	(1,197)	(167)
Royalty expense	327	193	121
Other	1,311	1,249	967
Total production costs	R 22,048	R 20,324	R 15,084